Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Dreyfus/The Boston Company Emerging Markets Core Equity Fund (Prospectus Summary) | Dreyfus/The Boston Company Emerging Markets Core Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBEAX
Dreyfus/The Boston Company Emerging Markets Core Equity Fund (Prospectus Summary) | Dreyfus/The Boston Company Emerging Markets Core Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBECX
Dreyfus/The Boston Company Emerging Markets Core Equity Fund (Prospectus Summary) | Dreyfus/The Boston Company Emerging Markets Core Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCEX
Dreyfus/The Boston Company Large Cap Core Fund (Prospectus Summary) | Dreyfus/The Boston Company Large Cap Core Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBLAX
Dreyfus/The Boston Company Large Cap Core Fund (Prospectus Summary) | Dreyfus/The Boston Company Large Cap Core Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBLCX
Dreyfus/The Boston Company Large Cap Core Fund (Prospectus Summary) | Dreyfus/The Boston Company Large Cap Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDEQX
Dreyfus/The Boston Company Small Cap Growth Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSETX
Dreyfus/The Boston Company Small Cap Tax Sensitive Equity Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Tax Sensitive Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDCEX
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STSVX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund (Prospectus Summary) | Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund (Prospectus Summary) | Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund (Prospectus Summary) | Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDSCX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund (Prospectus Summary) | Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSDAX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund (Prospectus Summary) | Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSDCX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund (Prospectus Summary) | Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDITX
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIEAX
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIECX
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNIEX